SHARES TO BE ISSUED - LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shares To Be Issued - Liability
SCHEDULE OF SHARES TO BE ISSUED LIABILITY

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2022	$1,047,885
Shares to be issued	262,465
Shares issued	(772,485)
Ending Balance, March 31, 2022	$537,865

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	6,415,046
Shares issued	(5,454,190)
Ending Balance, December 31, 2021	$1,047,885

Shares to be issued - liability is summarized as below:

Beginning Balance, January 1, 2021	$87,029
Shares to be issued	6,415,046
Shares issued	(5,454,190)
Ending Balance, December 31, 2021	$1,047,885

Shares to be issued - liability is summarized as below:

Beginning Balance, January 2, 2020	$-
Shares to be issued	87,029
Shares issued	-
Ending Balance, December 31, 2020	$87,029